Share-Based Compensation - Assumptions for Estimation of Fair Values of Stock Appreciation Rights Granted During Reporting Periods (Detail) (Stock Appreciation Rights (SARs) [Member], USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.31%	1.33%	1.67%
Expected volatility	19.00%	21.00%	22.00%
Expected dividend yield	2.00%	2.60%	2.50%
Expected life	7 years 9 months 18 days	8 years	7 years 10 months 24 days
Fair value derived	$ 19.90	$ 12.08	$ 12.61